Bank and Other Borrowings (Tables)	12 Months Ended
Mar. 31, 2025
Bank Borrowings [Abstract]
Schedule of Bank and Other Borrowings
	Interest rate (per annum)		2025	2024
The Hongkong and Shanghai Banking Corporation Limited (“HSBC”) – Guarantee loan 1	3.00% / 3.625%	(1)	$138,733	$143,422
HSBC – Guarantee loan 2	3.00% / 3.625%	(2)	94,420	96,007
Hang Seng Bank (“HASE”) – Term loan	N/A / 3.625%	(3)	—	269,805
HSBC – Guarantee loan 3	3.00% / 2.875%	(4)	107,489	110,141
HSBC – Guarantee loan 4	3.00% / 3.625%	(5)	351,763	359,054
HSBC – Post-Shipment Buyer loans	6.77% / 7.220%	(6)	3,623,136	3,610,287
HSBC – Post-Shipment MA loan 1	6.513% / 7.220%	(6)	1,517,995	1,484,984
HSBC – Funds from factoring	5.728% / 6.8%	(7)	2,570,694	2,554,049
HSBC – MA Loan 2 and CIL Loan	6.394% / 8.020%	(8)	2,313,625	2,300,320
AR Horizon Limited – Export Invoice Finance Facility	12.00% / N/A	(9)	514,138	—
Universal Life Insurance (ULI) Loan (I) and Loan (II)	4.737% / N/A	(10)	812,442	—
			$12,044,435	$10,928,069
Less: current portion of long-term bank and other borrowings			(12,044,435)	(10,928,069)
Non-current portion of long-term bank and other borrowings			$—	$—
(1)	On May 26, 2020, the Company borrowed HK$4,000,000 (equivalently to US$514,138 as at March 31, 2025) as working capital for 3 years (the 2020 Loan Agreement — HK$4 million) at an annual interest rate of HSBC Prime Lending Rate (“BLR”) minus 2.25% under the loan agreement with HSBC. The loan is secured by The Hong Kong Mortgage Corporation Limited. On November 1, 2022, the Company and HSBC amended and restated the 2020 Loan Agreement — HK$4 million (the First Amended and Restated Loan Agreement), the payment schedule of the outstanding of the loan was modified to 91 equal payments of principal, plus accrued and unpaid interest. On June 1, 2024, the Company and HSBC amended and restated the 2020 Loan Agreement — HK$4 million (the Second Amended and Restated Loan Agreement), the payment schedule of the outstanding loan was modified to 83 payments of principal, plus accrued and unpaid interest.

(2)	On November 14, 2020, the Company borrowed HK$1,000,000 (equivalently to US$128,535 as at March 31, 2025) as working capital for 5 years (the 2020 Loan agreement — HK$1 million) at an annual interest rate of BLR minus 2.25% under the loan agreement with HSBC. The loan is secured by The Hong Kong Mortgage Corporation Limited. On October 18, 2022, the Company and HSBC amended and restated the 2020 Loan Agreement — HK$1 million (the First Amended and Restated Loan Agreement), the payment schedule of the outstanding of the loan was modified to 98 equal payments of principal, plus accrued and unpaid interest. On May 22, 2024, the Company and HSBC amended and restated the 2020 Loan Agreement — HK$1 million (the Second Amended and Restated Loan Agreement), the payment schedule of the outstanding of the loan was modified to 90 payments of principal, plus accrued and unpaid interest.
(3)	On February 2, 2021, HASE issued Banking Facilities for Kin Chiu’s account in an aggregate amount not to exceed HK$22,608,000 (equivalently to US$2,905,913 as at March 31, 2025), which can be drawn over a total of two advances from HASE up to US$2,563,700 and US$334,300, respectively. The loan was repayable 12 months from the date of drawdown. On March 7, 2023, the Company and HASE revised the banking facilities and the loan repayment date is modified to 60 months from the date of drawdown. On May 20, 2024, the Company redeemed its life insurance policy in exchange for repayment of bank borrowings of US$271,586. The interest rate for the banking facilities is 2% per annum over 3-month Hong Kong Interbank Offered Rate (HIBOR) or the Bank’s Cost of Funds. The loan was secured by the life insurance policy and personal guarantees from Mr. Ngo Chiu Lam and Mr. Wong Chak Lam.

(4)	On May 6, 2021, the Company borrowed HK$1,000,000 (equivalently to US$128,535 as at March 31, 2025) as working capital for 8 years (the 2021 Loan agreement) at an annual interest rate of BLR minus 2.25% under the loan agreement with HSBC. The loan is secured by The Hong Kong Mortgage Corporation Limited. On October 18, 2022, the Company and HSBC amended and restated the 2021 Loan Agreement (the First Amended and Restated Loan Agreement), the payment schedule of the outstanding of the loan was modified to 103 equal payments of principal, plus accrued and unpaid interest. On June 1, 2024, the Company and HSBC amended and restated the 2021 Loan Agreement (the Second Amended and Restated Loan Agreement), the payment schedule of the outstanding of the loan was modified to 95 payments of principal, plus accrued and unpaid interest.

(5)	On July 27, 2022, the Company borrowed HK$3,000,000 (equivalently to US$385,604 as at March 31, 2025) as working capital for 10 years at an annual interest rate of BLR minus 2.25% under the loan agreement with HSBC. The loan is secured by The Hong Kong Mortgage Corporation Limited. On June 12, 2024, the Company and HSBC amended and restated the 2022 Loan Agreement (the First Amended and Restated Loan Agreement), the payment schedule of the outstanding of the loan was modified to 109 payments of principal, plus accrued and unpaid interest.

(6)	On February 23, 2023, HSBC issued banking facilities for Kin Chiu’s account in an aggregate amount not to exceed HK$40,000,000 (equivalently to US$5,141,388 as at March 31, 2025), which may include working capital identified in HSBC’s various agreements. The interest rate for the banking facilities is 2.5% per annum over 1-month HIBOR on such day. The loan is secured by personal guarantees from Mr. Ngo Chiu Lam and Mr. Wong Chak Lam.

(7)	On February 23, 2023, HSBC issued discounting/factoring agreement for Kin Chiu’s account in an aggregate amount not to exceed HK$20,000,000 (equivalently to US$2,570,694 as at March 31, 2025), which may include working capital identified in HSBC’s various agreements. On November 3, 2023, the Company renewed the discounting/factoring agreement with the same terms. The interest rate for the discounting/factoring agreement is 2% per annum over 1-month HIBOR on such day. The loan is repayable 90 days from the date of drawdown and secured by personal guarantees from Mr. Ngo Chiu Lam and Mr. Wong Chak Lam.

(8)	On November 3, 2023, HSBC issued banking facilities for Kin Chiu’s account in an aggregate amount not to exceed HK$18,000,000 (equivalently to US$2,313,625 as at March 31, 2025), which may include working capital identified in HSBC’s various agreements. The interest rate for the bank facilities is 2.5% per annum over 1-day HIBOR. The loan is secured by personal guarantee from Mr. Ngo Chiu Lam.

(9)	On September 12, 2024, AR Horizon Limited issued Export Invoice Finance Facility for the granting of export loan with respect to commercial invoices issued by the borrowers to the employers in an aggregate amount not to exceed US$514,138 (HK$4,000,000). The loan is secured by an assignment of receivables. The interest rate for the Export Invoice Finance Facility is 12% per annum. The loan is repayable 9 months from the date of drawdown.

(10)	On December 20, 2024, HSBC issued banking facilities as working capital for Kin Chiu’s account in an aggregate amount not to exceed HK$6,638,838 (equivalently to US$853,321 as at March 31, 2025). The interest rate for the SME financing guarantee scheme is HIBOR + 1% per annum. The loan is secured by the entire life insurance policy from Mr. Ngo Chiu Lam and Mrs. Po Lok Sze. The loan contains a repayment on demand clause. The cash surrender value is US$1,381,153 as of date of transfer. Should the realized market value of this collateral upon enforcement be insufficient to cover the full outstanding loan balance of US$812,442 as of March 31, 2025, Mr. Ngo Chiu Lam has undertaken to personally settle any resulting shortfall.

Schedule of Principal and Interest Payments of Bank and Other Borrowings

Maturities of the principal and interest payments of bank and other borrowings based on scheduled repayments were as follows:

For the year ending March 31,	2025	2024
2025	—	10,130,802
2026	10,791,869	181,163
2027	269,101	181,164
2028	274,277	181,164
2029	274,277	109,681
2030	271,014	109,681
2031	111,788	82,612
2032	88,322	52,898
2033	63,797	16,660
2034	16,324	—
Total bank and other borrowings repayments	$12,160,769	$11,045,825
Less: imputed interest	(116,334)	(117,756)
Total bank and other borrowings recognized in the consolidated balance sheet	$12,044,435	$10,928,069